UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM



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1.      Name and address of issuer:
                        Professionally Managed Portfolios
                                 479 W. 22nd St.
                               New York, NY 10011

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2.       The name of each series or class of  securities  for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                               Academy Value Fund
                           Lighthouse Contrarian Fund
                                Trent Equity Fund

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3.      Investment Company Act File Number:                 811-5037


        Securities Act File Number:                         33-12213
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4(a).    Last day of fiscal year for which this Form is filed:
                                August 31, 1998


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4(b).    |_| Check  box if this Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).    |_| Check box if this  is the last time the  issuer will be filing this
         Form.




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5.       Calculation of registration fee:

         (i)     Aggregate     sale    price    of
                 securities sold during the fiscal
                 year pursuant to section 24(f):                     $11,809,779
                                                                  --------------
         (ii)    Aggregate   price  of  securities
                 redeemed  or  repurchased  during
                 the fiscal year:                      $8,894,060
                                                    -------------
         (iii)   Aggregate   price  of  securities
                 redeemed  or  repurchased  during
                 any PRIOR  fiscal  year ending no
                 earlier  than  October  11,  1995
                 that were not previously  used to
                 reduce  registration fees payable
                 to the Commission:                            $0
                                                    -------------
         (iv)    Total    available     redemption
                 credits   [add  Items  5(ii)  and
                 5(iii)]:                                             $8,894,060
                                                                  --------------
         (v)     Net  sales  -  if  Item  5(i)  is
                 greater than Item 5(iv) [subtract
                 Item 5(iv) from Item 5(i)]:                          $2,915,719
         -----------------------------------------------------------------------
         (vi)    Redemption  Credits available for
                 use in  future  years  - if  Item
                 5(i)  is  less  than  Item  5(iv)
                 [subtract  Item  5(iv)  from Item
                 5(i)]:                                        $0
                                                    -------------
         -----------------------------------------------------------------------
         (vii)   Multiplier    for     determining
                 registration fee (See Instruction
                 C.9):                                                0.00027800
                                                                  --------------
         (viii)  Registration  fee  due  [multiply
                 Item 5(v) by Item 5(vii)]  (enter
                 "0" if no fee is due):                                  $810.57
                                                                  ==============
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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

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7.       Interest  due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

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8.       Total of the amount of the  registration  fee due plus any interest due
         [line 5(viii)plus line7]:

                                     $810.57
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9.       Date the  registration  fee and any  interest  payment  was sent to the
         Commission's lockbox depository:



         Date:    10/28/98                     CIK Number:  0000811030
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         Method of Delivery:
                            |X| Wire Transfer
                            |_| Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)* /s/ Andree K. Thomas
                            ----------------------------------------------------

                            Andree K. Thomas, Assistant Treasurer
                            Professionally Managed Portfolios
                            ----------------------------------------------------

    Date  October 28, 1998
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   *Please print the name and title of the signing officer below the signature